Revenue and Cost of Goods & Services Sold (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue and Cost of Goods & Services Sold (Details) [Line Items]
Revenue (in Dollars)	$ 37.1	$ 22.2
Revenue percentage	67.00%	25.00%	20.00%
Customer generating over	10.00%
Medicare represented generating of total revenues (in Dollars)	$ 15.8	$ 8.5	$ 8.2
Concluded agreements, description	the Company had concluded agreements with 129 commercial payors for Confirm mdx (2021: 119; 2020: 107) and 62 commercial payors for Select mdx (2021: 54; 2020: 42).
Segment revenue, description	the Company earned 99.8% (2021: 98.6%; 2020: 97.9%) of its revenue from external customers from its clinical laboratory testing services and out-licensing of intellectual property. In 2022, the clinical laboratory testing in the U.S. CLIA laboratory represented 99% of the Company’s revenue (2021: 97%; 2020: 95%), while the out-licensing of intellectual property revenue in Europe represented less than 1% (2021: 1.5%; 2020: 3%).
Non-current assets percentage	93.00%	38.00%	40.00%
Europe [Member]
Revenue and Cost of Goods & Services Sold (Details) [Line Items]
Non-current assets percentage	7.00%	62.00%	60.00%
GPS [Member]
Revenue and Cost of Goods & Services Sold (Details) [Line Items]
Revenue (in Dollars)	$ 27.7	$ 22.2	$ 18.5
Rmaining revenue amount (in Dollars)	$ 9.3
ConfirmMDx [Member]
Revenue and Cost of Goods & Services Sold (Details) [Line Items]
Revenue sales percentage	59.00%	91.00%	94.00%
Rmaining revenue amount (in Dollars)	$ 21.8
Resolve mdx [Member]
Revenue and Cost of Goods & Services Sold (Details) [Line Items]
Rmaining revenue amount (in Dollars)	$ 4.9